Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Jun. 30, 2023
BTB [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Nov. 28, 2011
Place of Incorporation	BVI
% of Ownership	Parent
Principal Activities	Investment holding
Bit Brother New York Inc. (“BTB NY”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 22, 2018
Place of Incorporation	USA
% of Ownership	100% owned by BTB
Principal Activities	Investment holding
Bitmine Inc. (“Bitmine”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Nov. 29, 2021
Place of Incorporation	USA
% of Ownership	100% owned by BTB
Principal Activities	Blockchain business
NTH Holdings Limited (“MYT BVI”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Aug. 28, 2018
Place of Incorporation	BVI
% of Ownership	100% owned by BTB
Principal Activities	Investment holding
BTB Limited (“BTB HK”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Jul. 10, 2020
Place of Incorporation	Hong Kong
% of Ownership	100% owned by BTB NY
Principal Activities	Investment holding
Tea Language Group Limited (“MYT HK”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Sep. 11, 2018
Place of Incorporation	Hong Kong
% of Ownership	100% owned by MYT BVI
Principal Activities	Investment holding
Suzhou BTBOX Technology Co., Ltd.(“BTBox”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Nov. 01, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by BTB HK
Principal Activities	Blockchain business
Hunan Bit Brothers Investment Co., Ltd. (“BTB Investment”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 25, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by BTB HK
Principal Activities	Blockchain business
Hunan Yi Tai Continental Holding Group Co. Ltd. (“Hunan Yitai”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Dec. 20, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by BTB Investment
Principal Activities	Blockchain business
Qinddao BitBrother International Trading Co., Ltd. (“BTB Trading”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Dec. 07, 2022
Place of Incorporation	PRC
% of Ownership	100% owned by BTB Investment
Principal Activities	Trading
Hunan Yitai Continental Digital Technology Co., Ltd. (“Hunan Yi Tai Digital”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Dec. 30, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by Hunan Yitai
Principal Activities	Blockchain business
Mingyuntang(Shanghai) Tea Co., Ltd. (“Shanghai MYT”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Oct. 19, 2019
Place of Incorporation	PRC
% of Ownership	100% owned by MYT HK
Principal Activities	Investment holding
Qingdao Ether Continent Digital Technology Co., Ltd. (“Qingdao ECDT”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Mar. 22, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by MYT HK
Principal Activities	Investment holding
Shenzhenshi Bit Brother Investment Co., Ltd. (SZ BTB) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Nov. 17, 2022
Place of Incorporation	PRC
% of Ownership	100% owned by BTB HK
Principal Activities	Investment holding
DongFangYaGuang (Shenzhen) Food & Beverage Management Co., Ltd.(DongFangYaYuan) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Apr. 18, 2023
Place of Incorporation	PRC
% of Ownership	100% owned by SZ BTB
Principal Activities	Food & beverage management
Damochaoka (Shenzhen) Commercial Management Co., Ltd.(Damochaoka) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 24, 2023
Place of Incorporation	PRC
% of Ownership	70% owned by SZ BTB
Principal Activities	Food & beverage management
Shenzhen Palm Control Intelligence Co., Ltd.. (SZ Palm Control) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Mar. 16, 2023
Place of Incorporation	PRC
% of Ownership	70% owned by SZ BTB
Principal Activities	Information technology consultancy
BiGeHaiSi (Shenzhen) Health Management Co., Ltd. (Bigehaisi) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Apr. 06, 2023
Place of Incorporation	PRC
% of Ownership	100% owned by SZ BTB
Principal Activities	Investment holding
Botewei (Shenzhen) Technology Co., Ltd. (Botewei) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Apr. 14, 2023
Place of Incorporation	PRC
% of Ownership	100% owned by BiGeHaiSi
Principal Activities	Selling of medical devices in class one and leasing of medical devices in class one.
Easy May(Shenzhen) Commercial Management Co., Ltd.(“Easy May”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 12, 2023
Place of Incorporation	PRC
% of Ownership	70% owned by 比格海
Principal Activities	Invasive diagnostics and treatment
Hunan bit Brothers Holdings(“BTB Hunan”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 13, 2021
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Blockchain business
Hunan Ming Yun TangBrand Management Co., Ltd. (“Hunan MYT”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Oct. 17, 2018
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Provision of high-quality tea beverages in its tea shop chain
39Pu [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Apr. 14, 2011
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Dark tea distribution
Hunan Bit Brothers Digital Technology Co., Ltd, (“BTB Hunan Digital”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 20, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by BTB Hunan
Principal Activities	Blockchain business
Changsha Kaidian Daren Food Trading Co., Ltd. (“Kaidiandaren”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	May 27, 2014
Place of Incorporation	PRC
% of Ownership	51% owned by Hunan MYT
Principal Activities	Provision of high-quality tea beverages in its tea shop chain
Hunan Chuangyeying Brand Management Co., Ltd. (“Chuangyeying”) [Member]
Schedule of Consolidated Financial Statements [Abstract]
Date of Incorporation	Dec. 13, 2013
Place of Incorporation	PRC
% of Ownership	51% owned by Hunan MYT
Principal Activities	Provision of high-quality tea beverages in its tea shop chain